Earnings/(Loss) Per Common Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings/(Loss) Per Common Share [Abstract]
Calculation of Basic and Diluted Earnings per Share
The components of the calculation of basic and diluted earnings per share for the six month periods ended June 30, 2025 and 2026 are as follows:

	Six months ended June 30,
	2025	2026
Net Income/(Loss)	3,976	(1,092)
Less: Deemed dividend equivalents on Series G Preferred Shares related to redemption value (Note 11)	-	(635)
Less: Dividends of Series G Preferred Shares (Note 11)	-	(183)
Less: Deemed dividend on warrant inducement (Note 9)	-	(26)
Net Income / (Loss) attributable to common shareholders	3,976	(1,936)
Weighted average common shares outstanding, basic and dilutive	52	103,857
Earnings/(Loss) per share, basic and diluted	76,461.53	(18.64)